Income Tax Expense in Consolidated Statements of Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax expense		36,351	49,616	35,802
Deferred tax benefit	(702)	(4,251)	(2,022)	(4,776)
Income tax expense	$ 5,303	32,100	47,594	31,026